Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 2,787,249	$ 620,185	$ 1,146,995
Accounts receivable, net - current portion	4,206,799	2,443,308	1,347,827
Prepaid consulting			1,081,553
Other prepaid expenses	383,599	233,541	150,183
Total current assets	7,377,647	3,297,034	3,726,558
Property and equipment, net	516,357	236,706	$ 238,815
Other assets
Accounts receivable, net	$ 225,000	$ 450,000
Prepaid consulting			$ 81,547
Capitalized software development costs, net	$ 1,152,909	$ 639,416	343,575
Intangible assets:
Patents	403,589	447,427	467,837
Patent applications cost	845,569	609,010	768,646
Software license	831,000	831,000	$ 831,000
Goodwill	4,549,928	$ 3,482,884
Deferred loan costs, net	107,320
Other assets including security deposits	83,576	$ 113,291	$ 65,228
Total other assets	8,198,891	6,573,028	2,557,833
Total assets	16,092,895	10,106,768	6,523,206
Current liabilities
Accounts payable	1,853,610	1,651,805	1,352,203
Accrued expenses	656,340	501,122	209,323
Accrued compensation - related party	320,571	598,592	$ 72,736
Deferred revenue	875,883	378,257
Current obligation under capital lease	19,997	$ 16,661	$ 16,331
Note payable, net - current portion	$ 2,631,564
Convertible debentures - related party		$ 643,973	$ 585,708
Convertible debentures - unrelatedparties		3,646,926	2,692,570
Total current liabilities	$ 6,357,965	7,437,336	4,928,871
Long-term liabilities
Obligations under capital lease	7,830	$ 12,718	$ 29,378
Note payable, net	$ 6,380,787
Convertible debentures - unrelated parties			$ 440,593
Total long-term liabilities	$ 6,388,617	$ 12,718	469,971
Total liabilities	$ 12,746,582	$ 7,450,054	$ 5,398,842
Commitments and contingencies
Stockholders' Equity
Preferred stock,$.0001 par value, 5,000,000 shares authorized;none outstanding
Common stock, $.01 par value; 30,000,000 shares authorized, 15,721,220 shares issued and outstanding as of June 30, 2015 and 15,072,864 shares issued and outstanding as of September 30, 2014	$ 157,212	$ 150,729	$ 137,220
Additional paid-in capital	139,510,754	136,915,516	130,886,161
Accumulated deficit	(136,321,653)	(134,409,531)	(129,899,017)
Total stockholders' equity	3,346,313	2,656,714	1,124,364
Total liabilities and stockholders' equity	$ 16,092,895	$ 10,106,768	$ 6,523,206